BORROWINGS - Compliance with covenants and credit facilities (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 RUB (₽)
Available credit facilities
Total available unused credit facilities		₽ 36,000
60 days
Compliance with covenants
Debt covenant maximum allowed amount for payment of court award	$ 75	4,320
Debt covenant maximum number of days allowed without appeal, discharge or waive	60 days
180 days
Compliance with covenants
Debt covenant maximum allowed amount for payment of court award	$ 250	14,400
Debt covenant maximum number of days allowed without appeal, discharge or waive	180 days
Sberbank
Available credit facilities
Total available unused credit facilities		20,000
VTB
Available credit facilities
Total available unused credit facilities		₽ 10,000
Interest rate	7.99%	7.99%
SPB Bank
Available credit facilities
Total available unused credit facilities		₽ 3,000
MTS International Notes due 2020
Compliance with covenants
Notes redemption price (as a percentage of principal)	101.00%
MTS International Notes due 2023
Compliance with covenants
Notes redemption price (as a percentage of principal)	101.00%
CBR auction rate | Absolut Bank
Available credit facilities
Total available unused credit facilities		₽ 3,000
CBR auction rate | Absolut Bank | Minimum
Available credit facilities
Basis spread on variable rate	1.25%	1.25%
CBR auction rate | Absolut Bank | Maximum
Available credit facilities
Basis spread on variable rate	1.80%	1.80%
MosPrime | Citibank
Available credit facilities
Basis spread on variable rate	1.50%	1.50%
Number of days for repayment of credit facility	182 days